he

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 23.9%
	AEROSPACE & DEFENSE - 1.0%
118	Boeing Company (The)(a)	$ 23,720
82	General Dynamics Corporation	28,282
135	Howmet Aerospace, Inc.	27,803
99	Huntington Ingalls Industries, Inc.	31,879
96	L3Harris Technologies, Inc.	27,754
52	Lockheed Martin Corporation, Class B	25,578
48	Northrop Grumman Corporation	28,006
167	RTX Corporation	29,809
297	Textron, Inc.	24,001
16	TransDigm Group, Inc.	20,936
		267,768
	ASSET MANAGEMENT - 0.5%
489	Charles Schwab Corporation (The)	46,220
266	Raymond James Financial, Inc.	42,206
275	Robinhood Markets, Inc., Class A(a)	40,365
		128,791
	AUTOMOTIVE - 1.7%
2,792	Aptiv Holdings Ltd.(a)	226,432
6,464	Ford Motor Company	84,872
1,172	General Motors Company	80,973
176	Tesla, Inc.(a)	80,355
		472,632
	BANKING - 1.0%
578	Bank of America Corporation	30,894
391	Citigroup, Inc.	39,581
866	Fifth Third Bancorp	36,043
99	JPMorgan Chase & Company	30,801
2,135	KeyCorporation	37,555
199	PNC Financial Services Group, Inc. (The)	36,327
799	US Bancorp	37,297
447	Wells Fargo & Company	38,876
		287,374

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 23.9% (Continued)
	DIVERSIFIED INDUSTRIALS - 0.1%
94	General Electric Company	$ 29,041

	ELECTRIC UTILITIES - 0.8%
8,425	AES Corporation (The)	116,855
608	Vistra Corporation	114,486
		231,341
	ELECTRICAL EQUIPMENT - 0.9%
870	Amphenol Corporation, Class A	121,226
505	TE Connectivity plc	124,740
		245,966
	ENGINEERING & CONSTRUCTION - 0.9%
156	EMCOR Group, Inc.	105,422
292	Quanta Services, Inc.	131,146
		236,568
	ENTERTAINMENT CONTENT - 2.2%
612	Electronic Arts, Inc.	122,437
2,643	Fox Corporation, Class A	170,870
4,936	Paramount Skydance Corporation, Class B	75,965
477	Take-Two Interactive Software, Inc.(a)	122,288
511	Walt Disney Company (The)	57,549
2,278	Warner Bros Discovery, Inc.(a)	51,141
		600,250
	HEALTH CARE FACILITIES & SERVICES - 1.8%
370	Cardinal Health, Inc.	70,585
182	Cencora, Inc.	61,481
260	HCA Healthcare, Inc.	119,517
1,050	Henry Schein, Inc.(a)	66,360
75	McKesson Corporation	60,851
540	Universal Health Services, Inc., Class B	117,185
		495,979
	HEALTH CARE REIT - 0.7%
3,697	Healthpeak Properties, Inc.	66,362
880	Ventas, Inc.	64,935

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 23.9% (Continued)
	HEALTH CARE REIT - 0.7% (Continued)
351	Welltower, Inc.	$ 63,545
		194,842
	INSTITUTIONAL FINANCIAL SERVICES - 0.5%
58	Goldman Sachs Group, Inc. (The)	45,783
714	Interactive Brokers Group, Inc., Class A	50,238
292	Morgan Stanley	47,888
		143,909
	INTERNET MEDIA & SERVICES - 1.5%
268	Airbnb, Inc., Class A(a)	33,913
442	Alphabet, Inc., Class C	124,564
7	Booking Holdings, Inc.	35,544
138	Expedia Group, Inc.	30,360
1,915	Match Group, Inc.	61,931
93	Meta Platforms, Inc., Class A	60,297
50	Netflix, Inc.(a)	55,943
		402,552
	LEISURE FACILITIES & SERVICES - 1.0%
1,244	Carnival Corporation(a)	35,865
149	Hilton Worldwide Holdings, Inc.	38,287
346	Live Nation Entertainment, Inc.(a)	51,736
141	Marriott International, Inc., Class A	36,742
1,578	Norwegian Cruise Line Holdings Ltd.(a)	35,379
110	Royal Caribbean Cruises Ltd.	31,551
249	TKO Group Holdings, Inc.	46,912
		276,472
	LEISURE PRODUCTS - 1.0%
30	Axon Enterprise, Inc.(a)	21,967
3,237	Hasbro, Inc.	247,015
		268,982
	MACHINERY - 0.2%
104	Caterpillar, Inc.	60,035

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 23.9% (Continued)
	METALS & MINING - 0.9%
3,051	Newmont Corporation	$ 247,039

	OFFICE REIT - 0.2%
1,034	Alexandria Real Estate Equities, Inc.	60,199

	RENEWABLE ENERGY - 0.1%
72	First Solar, Inc.(a)	19,220

	SEMICONDUCTORS - 1.9%
66	Advanced Micro Devices, Inc.(a)	16,904
91	Analog Devices, Inc.	21,306
282	Applied Materials, Inc.	65,734
45	Broadcom, Inc.	16,633
564	Intel Corporation(a)	22,554
49	KLA Corporation	59,228
421	Lam Research Corporation	66,291
299	Microchip Technology, Inc.	18,664
93	Micron Technology, Inc.	20,811
16	Monolithic Power Systems, Inc.	16,080
120	NVIDIA Corporation	24,299
93	NXP Semiconductors N.V.	19,448
362	ON Semiconductor Corporation(a)	18,129
130	QUALCOMM, Inc.	23,517
293	Skyworks Solutions, Inc.	22,772
349	Teradyne, Inc.	63,434
110	Texas Instruments, Inc.	17,761
		513,565
	SPECIALTY FINANCE - 0.9%
226	American Express Company	81,525
382	Capital One Financial Corporation	84,036
1,150	Synchrony Financial	85,537
		251,098
	TECHNOLOGY HARDWARE - 1.7%
1,346	Corning, Inc.	119,902

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025

Shares		Fair Value
	COMMON STOCKS — 23.9% (Continued)
	TECHNOLOGY HARDWARE - 1.7% (Continued)
1,107	Garmin Ltd.	$ 236,831
547	Jabil, Inc.	120,827
		477,560
	TOBACCO & CANNABIS - 0.8%
1,869	Altria Group, Inc.	105,374
801	Philip Morris International, Inc.	115,609
		220,983
	TRANSPORTATION & LOGISTICS - 0.9%
1,379	Delta Air Lines, Inc.	79,127
2,518	Southwest Airlines Company	76,295
845	United Airlines Holdings, Inc.(a)	79,464
		234,886
	TRANSPORTATION EQUIPMENT - 0.7%
138	Cummins, Inc.	60,400
619	PACCAR, Inc.	60,910
302	Westinghouse Air Brake Technologies Corporation	61,740
		183,050

	TOTAL COMMON STOCKS (Cost $5,800,250)	6,550,102

	EXCHANGE-TRADED FUNDS — 54.5%
	EQUITY - 20.4%
13,266	Global X MSCI Colombia ETF	466,565
6,194	Global X MSCI Greece ETF	385,391
14,451	Invesco S&P MidCap 400 Pure Growth ETF	745,094
5,854	iShares MSCI China ETF	372,139
4,205	iShares MSCI Israel ETF	430,802
7,529	iShares MSCI Italy ETF	390,077
6,045	iShares MSCI Peru and Global Exposure ETF	379,505
12,169	iShares MSCI Poland ETF	410,217
13,928	iShares MSCI Singapore ETF	396,252
6,246	iShares MSCI South Africa ETF	398,307
8,013	iShares MSCI Spain ETF	402,012

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 54.5% (Continued)
	EQUITY - 20.4% (Continued)
1,604	Vanguard Growth ETF			$ 800,156
				5,576,517
	FIXED INCOME - 26.2%
14,474	iShares 20+ Year Treasury Bond ETF			1,306,857
13,130	iShares iBoxx $ High Yield Corporate Bond ETF			1,060,904
11,860	iShares iBoxx $ Investment Grade Corporate Bond ETF			1,319,188
10,302	iShares J.P. Morgan USD Emerging Markets Bond ETF			995,894
11,631	iShares TIPS Bond ETF			1,295,461
13,123	SPDR Bloomberg Convertible Securities ETF			1,222,539
				7,200,843
	MIXED ALLOCATION - 7.9%
3,126	Arrow Reserve Capital Management ETF(h)(i)			313,339
100,000	Arrow Valtoro ETF(a)(i)			1,846,790
				2,160,129

	TOTAL EXCHANGE-TRADED FUNDS (Cost $14,235,774)			14,937,489

		Expiration Date	Exercise Price
	RIGHT — 0.0%(b)
	ASSET MANAGEMENT - 0.0% (b)
25,422	Sycamore Partners, LLC - CVR (Cost $0)	8/28/2029	$3	–

	SHORT-TERM INVESTMENT - 10.9%
	MONEY MARKET FUND - 10.9%
2,982,231	First American Government Obligations Fund, Class X, 4.03%(c)(e) (Cost $2,982,231)			2,982,231

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025

Contracts
	EQUITY OPTIONS PURCHASED - 7.0%	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS PURCHASED - 7.0%
840	Galaxy Plus Commodity Call Option(a)(e)(f)	Nomura	12/20/2025	$ 0.0001	$ 850,500	$ 1,189,793
1,160	Galaxy Plus Financial Call Option(a)(g)	Nomura	12/20/2025	0.0001	1,174,500	722,297
	TOTAL CALL OPTIONS PURCHASED (Cost - $2,025,000)					1,912,090

	TOTAL INVESTMENTS - 96.3% (Cost $25,043,255)					$ 26,381,912
	OTHER ASSETS IN EXCESS OF LIABILITIES - 3.7%					1,006,389
	NET ASSETS - 100.0%					$ 27,388,301

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts			Expiration	Notional Amount(d)	Value and Unrealized Appreciation
6	COMEX Gold 100 Troy Ounces Future(e)			12/30/2025	$ 2,397,900	$ 412,397
	TOTAL FUTURES CONTRACTS					412,397

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts			Expiration	Notional Amount(d)	Value and Unrealized Depreciation
12	NYBOT FINEX United States Dollar Index Future			12/16/2025	$ 1,195,560	$ (39,600)
	TOTAL FUTURES CONTRACTS					(39,600)

CVR	- Contingent Value Rights
ETF	- Exchange-Traded Fund
LLC	- Limited Liability Company
LTD	- Limited Company
MSCI	- Morgan Stanley Capital International
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
SPDR	- Standard & Poor's Depositary Receipt
(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	Rate disclosed is the seven day effective yield as of October 31, 2025.
(d)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.
(e)	All or a portion of this investment is a holding of the ADWAB Fund.
(f)	These securities provide exposure to daily returns of the reference asset that are not publicly available; the holdings of the Galaxy Plus Commodity Call option are shown on the subsequent pages.
(g)	These securities provide exposure to daily returns of the reference asset that are not publicly available; the holdings of the Galaxy Plus Financial Call option are shown on the subsequent pages.
(h)	Affiliated Company - The Arrow DWA Tactical: Balanced Fund holds in excess of 5% of the outstanding voting securities of the exchange traded fund.
(i)	Affiliated Exchange-Traded Fund.

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025

Additional Information — Galaxy Plus Commodity Call Option
The following table represents the top 50 positions based on the absolute notional values and related values within the commodity feeder option as of October 31, 2025.

Quantity	Description	Expiration	Notional Amount	Weight	Unrealized Appreciation/ (Depreciation)
333	CME Live Cattle	Dec-25	$31,850,975	10.95%	$(31,686)
65	CMX Gold	Dec-25	26,274,847	9.03%	61,121
(820)	Chicago SRW Wheat	Dec-25	20,835,770	7.16%	(27,352)
(1,178)	CSC Sugar	Mar-26	20,712,844	7.12%	98,510
(721)	CBT Bean Meal	Dec-25	20,287,604	6.97%	(82,737)
(449)	ICE US Cotton	Dec-25	14,478,656	4.98%	(1,149)
1,322	SGX Iron Ore 62%	Dec-25	13,802,903	4.74%	9,212
(502)	CBT Red Wheat	Dec-25	12,427,929	4.27%	(19,453)
51	CMX Silver	Dec-25	12,366,916	4.25%	16,219
133	NYM Platinum	Jan-26	10,853,517	3.73%	(10,815)
(115)	LME Nickel	Dec-25	10,503,892	3.61%	(1,536)
74	CMX Copper	Dec-25	9,348,485	3.21%	7,715
134	ICE LS GasOil	Dec-25	8,813,943	3.03%	(8,088)
56	ICE US Coffee	Dec-25	8,125,232	2.79%	29,287
77	Heating Oil	Dec-25	7,199,501	2.47%	(8,023)
173	CME Lean Hogs	Dec-25	5,864,076	2.02%	(26,976)
70	NYM RBOB Gas	Dec-25	5,318,604	1.83%	(12,251)
36	ICE US Coffee	Mar-26	5,124,378	1.76%	(10,743)
(211)	CBT Corn	Dec-25	4,455,712	1.53%	(5,806)
55	LME Aluminum	Dec-25	4,207,610	1.45%	8,837
(79)	CME Soybeans	Jan-26	4,113,446	1.41%	(9,777)
(139)	TTF Natural Gas	Nov-25	3,730,441	1.28%	1,853
3,628,652	U.S. Treasury Bill	Feb-26	3,588,725	1.23%	426
2,694,120	U.S. Treasury Bill	Jan-26	2,671,836	0.92%	335
2,006,970	U.S. Treasury Note	Nov-25	2,006,991	0.69%	(25)
(25)	ICE US Cocoa	Mar-26	1,534,564	0.53%	(4,008)
20	IPE Brent Crude	Dec-25	1,286,802	0.44%	(5,651)
1,229,655	U.S. Treasury Bill	Jan-26	1,218,060	0.42%	146
(26)	NYM Natural Gas	Dec-25	1,031,962	0.35%	(5,907)
903,027	U.S. Treasury Bill	Jan-26	895,118	0.31%	98
(30)	TTF Natural Gas	Dec-25	826,850	0.28%	2,582
88	ICE US Canola	Jan-26	802,358	0.28%	558
771,912	U.S. Treasury Note	Mar-26	774,210	0.27%	(11)
11	CME Crude	Dec-25	684,174	0.24%	(3,167)
632,494	U.S. Treasury Bill	Dec-25	628,908	0.22%	66
71	ICE US Canola	Nov-25	617,877	0.21%	751
(9)	ICE US Cocoa	Dec-25	516,294	0.18%	1,137
483,217	WEC Energy Group	Sep-26	489,287	0.17%	(35)
436,902	Duke Energy Corp	Sep-26	431,699	0.15%	(18)
11	CBT Bean Oil	Dec-25	395,915	0.14%	(1,152)
385,956	U.S. Treasury Note	Jan-26	386,251	0.13%	2
366,658	Reality Income Corp.	Nov-25	366,605	0.13%	0^
359,708	Goldman Sachs Group Inc.	Jan-26	358,904	0.12%	(100)
353,536	Broadcom Inc.	Nov-25	353,100	0.12%	15
344,673	U.S. Treasury Bill	Nov-25	343,404	0.12%	38
338,869	Citigroup Inc.	Oct-26	336,161	0.12%	15
325,009	Tanger PPTYS Ltd.	Sep-26	321,430	0.11%	(20)
318,028	Southern Co.	Jul-26	316,158	0.11%	(6)
274,550	Allstate Corp.	Dec-25	272,965	0.09%	10
256,275	Lowes Cos Inc.	Mar-26	256,796	0.09%	(8)
6,231,003	Other Underlying Index Components		6,509,400	2.24%	(1,730)
					$(39,297)

^ Less than $1 US Dollar

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025

Additional Information — Galaxy Plus Financial Call Option
The following table represents the top 50 positions based on the absolute notional values and related values within the financial feeder option as of October 31, 2025.
Quantity	Description	Expiration	Notional Amount	Weight	Unrealized Appreciation/ (Depreciation)
(85)	OSE 10 Year Japan Government Bond	Dec-25	$76,210,075	12.95%	$(5,093)
296	CBT 2 Year T-Note	Dec-25	61,706,266	10.49%	(3,724)
168	Lif 3 Month Euribor	Dec-26	47,834,647	8.13%	(287)
(102)	ICE Sonia SO3	Mar-26	41,643,853	7.08%	(2,418)
(506)	IMM Canadian Dollar	Dec-25	36,223,292	6.16%	6,837
303	CDN Government Bond	Dec-25	26,601,436	4.52%	2,174
225	CBT 5 Year T-Note	Dec-25	24,627,896	4.19%	(1,488)
(116)	Eurex E-Schatz	Dec-25	20,364,560	3.46%	(2,606)
151	New FTSE 100	Dec-25	19,290,513	3.28%	17,931
(53)	3-Month SOFR Futures	Mar-26	16,226,640	2.76%	(2,000)
580	IMM Mexican Peso	Dec-25	15,633,642	2.66%	(4,392)
215	Eurex Stoxx 50 Index Future	Dec-25	14,153,878	2.41%	7,434
124	CBT 10 Year T-Note	Dec-25	14,085,456	2.39%	(1,116)
181	SFE 10 Year Ausi Bond	Dec-25	13,505,534	2.30%	(1,133)
48	S&P Canadian 60	Dec-25	12,220,741	2.08%	3,023
83	IMM Euro FX	Dec-25	12,145,479	2.06%	(8,339)
151	SFE 3 Year Ausi Bond	Dec-25	10,545,836	1.79%	(2,440)
(177)	IMM New Zealand Dollar	Dec-25	10,243,137	1.74%	3,241
120	CME British Pound	Dec-25	9,993,366	1.70%	(8,082)
12	Eurex Dax Index	Dec-25	8,819,255	1.50%	(2,537)
40	OSE Topix	Dec-25	8,543,628	1.45%	15,499
(47)	Euren Bund	Dec-25	7,104,813	1.21%	(4,223)
31	Eurex Bobl	Dec-25	6,931,239	1.18%	(1,313)
(53)	Lif Long Gilt	Dec-25	6,770,956	1.15%	(6,894)
69	MON CAC40 Index	Nov-25	6,612,506	1.12%	7,063
40	Eurex Euro-BTP	Dec-25	5,593,127	0.95%	1,382
(34)	Eurex Oat	Dec-25	5,251,485	0.89%	(4,501)
15	OSE Nikkei SA	Dec-25	4,672,414	0.79%	24,925
8	IMM E-Mini Nasdaq	Dec-25	4,020,544	0.68%	2,234
21	CME Swiss Franc	Dec-25	3,336,264	0.57%	(1,981)
(35)	CME Japanese Yen	Dec-25	2,879,472	0.49%	4,133
8	E-Mini S&P 500	Dec-25	2,754,750	0.47%	(814)
39	CME Australian Dollar	Dec-25	2,577,100	0.44%	(1,373)
13	SFE SPI 200	Dec-25	1,863,024	0.32%	29
7	CBT Mini Dow	Dec-25	1,749,327	0.30%	16
14	CBT 30 Year T-Bonds	Dec-25	1,683,919	0.29%	(1,419)
1,407,469	U.S. Treasury Bill	Jan-26	1,396,088	0.24%	162
1,021,370	U.S. Treasury Bill	Feb-26	1,010,407	0.17%	123
869,004	U.S. Treasury Note	Nov-25	869,015	0.15%	(11)
782,403	U.S. Treasury Bill	Nov-25	780,106	0.13%	90
758,743	U.S. Treasury Bill	Dec-25	754,208	0.13%	80
748,427	U.S. Treasury Bill	Jan-26	741,992	0.13%	100
472,065	U.S. Treasury Bill	Nov-25	470,439	0.08%	52
438,688	U.S. Treasury Bill	Jan-26	434,543	0.07%	52
401,779	U.S. Treasury Bill	Dec-25	399,694	0.07%	50
347,602	U.S. Treasury Note	Jan-26	347,580	0.06%	(1)
302,974	U.S. Treasury Bill	Dec-25	301,755	0.05%	34
275,474	WEC Energy Group Inc.	Sep-26	278,941	0.05%	(19)
272,867	Duke Energy Corp.	Sep-26	269,615	0.05%	(11)
235,598	U.S. Treasury Note	Nov-25	234,308	0.04%	26
6,027,594	Other Underlying Index Components		15,605,918	2.63%	(4,671)
					$23,804